PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND
PNC S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before Fund expenses, the investment results of the S&P 500® Index.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 56 and in the "Additional Purchase and Redemption
Information" section of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC S&P 500 INDEX FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC S&P 500 INDEX FUND	CLASS A		CLASS C
Management Fees	0.15%		0.15%
Distribution (12b-1) Fees	none	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.20%		0.20%
Other Expenses	0.45%		0.45%
Total Annual Fund Operating Expenses	0.60%		1.35%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC S&P 500 INDEX FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	310	458	620	1,090
CLASS C	237	428	739	1,624

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC S&P 500 INDEX FUND CLASS C	137	428	739	1,624

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all, but in no event less than 80%, of its net assets plus any borrowings for investment purposes in stocks included in the S&P 500® Index. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The S&P 500® Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the Fund's assets will normally be invested in stocks included in the S&P 500® Index in approximately the same relative proportion as those stocks are held in the S&P 500® Index. The Fund does not, however, simply invest in a portfolio that replicates the precise composition of the S&P 500 Index, and PNC Capital Advisors, LLC (the "Adviser") does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). The Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, may result in net returns after expenses that may more closely approximate the returns of the S&P 500® Index. For example, the Adviser may invest in S&P 500® Index futures in addition to or in place of S&P 500® Index stocks to attempt to equal the performance of the S&P 500® Index. The Fund may also invest in other S&P 500® Index derivatives with economic characteristics similar to the common stocks in the S&P 500® Index. Under normal circumstances, the notional amount of investments in derivatives will not exceed 20% of the
Fund's net assets. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.
PRINCIPAL RISKS
Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Tracking Error Risk. The S&P 500 Index Fund's ability to replicate the performance of the S&P 500® Index will depend to some extent on the size and timing of cash flows into and out of the Fund, composition of the S&P 500®
Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, the investment decisions made by the Adviser and on the level of the Fund's expenses.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_223/Overview.fs or by
calling 1-800-622-FUND (3863).
Calendar Year Total Returns

Best Quarter 15.61% (6/30/09) Worst Quarter -21.99% (12/31/08) The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2012 was 9.33%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC S&P 500 INDEX FUND	Label		1 Year	5 Years	10 Years
CLASS A	Class A Shares Returns Before Taxes		(0.88%)	(1.23%)	2.12%
CLASS A After Taxes on Distributions	Class A Shares Returns After Taxes on Distributions	[1]	(1.10%)	(1.72%)	1.72%
CLASS A After Taxes on Distributions and Sales	Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(0.28%)	(1.09%)	1.75%
CLASS C	Class C Shares Returns Before Taxes		(0.15%)	(1.46%)	1.59%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.